Subsequent Events (Details) - USD ($)		6 Months Ended	12 Months Ended
	Feb. 09, 2022	Sep. 30, 2021	Mar. 31, 2021	Mar. 29, 2022	Mar. 25, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Events (Details) [Line Items]
Awards outstanding (in Shares)						250,036	253,384	261,759
Interest rate						5.00%
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Debt instrument, additional amount issuable, offering period following equity issuance	75 days
Debt instrument, additional amount issuable, value of equity issuance to trigger offering, minimum	$ 40,000,000
Credit facility, borrowing capacity				$ 50,000,000
Credit facility, value of equity issuance that would trigger maturity				$ 50,000,000
Interest rate				10.00%
NEWTOWN LANE MARKETING, INCORPORATED [Member]
Subsequent Events (Details) [Line Items]
Appgate paid		$ 7,373	$ 101,436
Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Awards outstanding (in Shares)					5,430,598
Phantom Stock Units [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Awards outstanding (in Shares)					57,086